Sensitivities - Sensitivities on areas of estimation uncertainty (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Other environment related provision | Estimated future cash flows change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 210	£ 165
Change in risk variable, impact on net assets	£ 210	165
Pensions | Plan assets | Unquoted equities change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 0	0
Change in risk variable, impact on net assets	£ 381	415
Pensions | Plan assets | Unquoted properties change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 0	0
Change in risk variable, impact on net assets	£ 89	107
Pensions | Plan assets | Unquoted diversified alternatives change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 0	0
Change in risk variable, impact on net assets	152	142
UK | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	6	6
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	877	1,064
UK | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	4	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	670	908
UK | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	1	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	39	56
UK | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	1	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	545	610
UK | Pensions | Value of buy-in policies offset to actuarial assumption of discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(205)
UK | Pensions | Value of buy-in policies offset to actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(152)
UK | Pensions | Value of buy-in policies and longevity swap offset to actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	£ (223)
UK | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	0.50%
UK | Pensions | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	0.50%
UK | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	0.50%
UK | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year
US | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 10	16
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	514	688
US | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	2	2
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	47	46
US | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	4	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	456	406
US | US Healthcare Cost
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	31	32
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 507	£ 503
US | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	0.50%
US | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	0.50%
US | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year
US | Pensions | US Healthcare Cost
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%